BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Trade receivables and prepaid expenses	$ 1,207	$ 1,620
Trade payables and accrued expenses	$ 205	$ 636